COMMITMENTS AND CONTINGENT LIABILITIES - ENVIRONMENTAL CONTINGENCIES - NARRATIVES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENT LIABILITIES [abstract]
Pollutant discharge fees	¥ 7,940	¥ 7,851	¥ 6,358